Loans receivable (Tables)	12 Months Ended
Dec. 31, 2020
Loans receivable
Schedule of loans receivable

	2020	2019
Balance at January 1	521	272
New loans granted	—	338
Repayments of principal	(508)	(95)
Interest charged	7	12
Interest received	(19)	—
Foreign exchange gain / (loss)	7	(6)
Balance at December 31	8	521